November 15, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re: Rule 24f-2 Notice for AARP Growth Trust (Securities Act Registration Statement File No. 2-91578) for Fiscal Year Ended September 30, 1995

Dear Sir/Madam:

In accordance with the provisions of Rule 24f-2, AARP Growth Trust (the "Trust") hereby files its Rule 24f-2 Notice for the fiscal year ended September 30, 1995.

a) No shares of beneficial interest of the Trust had been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) and remained unsold at the beginning of the fiscal year.

b) No shares of beneficial interest of the Trust were registered during the year other than pursuant to Rule 24f-2.

c) 24,495,995 shares of beneficial interest of the Trust were sold during the fiscal year. (See Schedule A.)

d) 24,495,995 shares of beneficial interest of the Trust were sold during the fiscal year in reliance upon the Trust's declaration in its registration statement which became effective November 30, 1984, of the registration of an indefinite amount of securities under Rule 24f-2. Attached to the Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which the notice makes definite in number, were legally issued, fully paid and non-assessable.

In accordance with subsection (c) of Rule 24f-2, a wire transfer which represents the registration fee in the amount of $25,983.34 has been remitted to Mellon Bank for credit. Such fee is based upon the actual aggregate sale price for which such securities were sold during the fiscal year, reduced by the difference between:

     (1) The actual aggregate redemption price of the shares redeemed by the Trust during the fiscal year, and

     (2) The actual aggregate redemption price of such redeemed shares previously applied by the Trust pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

Aggregate Sale Price For All Shares Sold                            $740,206,062
During Fiscal Year Pursuant to Rule 24f-2

     Reduced by the Difference Between

1)   Aggregate Redemption Price of Shares           $610,289,350
     Redeemed during the Fiscal Year

       and,

2)   Aggregate Redemption Price of Redeemed            -0-          $610,289,350
     Shares Previously Applied by Fund Pursuant       ------        ------------
     to Rule 24e-2(a) in Filings made pursuant to
     Section 24(e)(1) of Investment Company Act
     of 1940

                                                                    $129,916,712
                                                                    ============

Any questions regarding the matter should be addressed to me at Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103.

Very truly yours,


/s/Thomas F. McDonough
Thomas F. McDonough
Assistant Secretary




SCHEDULE A

                             Shares Sold                  Shares Redeemed
                             -----------                  ---------------
Fund*                   Shares          Amount          Shares         Amount
-----                   ------          ------          ------         ------
AARP Growth and         17,103,571   $589,883,371     10,995,485   $376,048,965
Income Fund
AARP Capital Growth      2,055,946    $68,276,671      5,952,635   $193,118,723
Fund
AARP Balanced Stock      5,336,478    $82,046,020      2,742,517    $41,121,662
and Bond Fund
TOTAL                   24,495,995   $740,206,062     19,690,637   $610,289,350

*    The above named Funds are series of the Trust.